CONSOLIDATED BALANCE SHEET (Unaudited) (USD $) In Millions, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
CURRENT ASSETS:
Cash and cash equivalents	$ 1,906	$ 160
Receivables, net of allowance	2,952	3,086
Inventories	891	908
Drilling advances	371	584
Derivative instruments	1	31
Prepaid assets and other	245	193
Total current assets	6,366	4,962
Oil and gas, on the basis of full-cost accounting:
Proved properties	83,390	78,383
Unproved properties and properties under development, not being amortized	8,363	8,754
Gathering, transmission, and processing facilities	6,995	5,955
Other	1,071	1,055
Property and equipment, gross	99,819	94,147
Less: Accumulated depreciation, depletion, and amortization	(47,398)	(40,867)
Property and equipment, net	52,421	53,280
OTHER ASSETS:
Goodwill	1,369	1,289
Deferred charges and other	1,481	1,206
Total assets	61,637	60,737
CURRENT LIABILITIES:
Accounts payable	1,616	1,092
Current debt	53	990
Current asset retirement obligation	121	478
Derivative instruments	299	116
Other current liabilities	2,611	2,860
Total current liabilities	4,700	5,536
Long-term debt	9,672	11,355
DEFERRED CREDITS AND OTHER NONCURRENT LIABILITIES:
Income taxes	8,364	8,024
Asset retirement obligation	3,101	4,100
Other	407	391
Total deferred credits and other noncurrent liabilities	11,872	12,515
COMMITMENTS AND CONTINGENCIES (Note 8)
EQUITY:
Preferred stock, no par value, 10,000,000 shares authorized, 6% Cumulative Mandatory Convertible, Series D, $1,000 per share liquidation preference, 1,265,000 shares converted in 2013, 1,265,000 shares issued and outstanding in 2012		1,227
Common stock, $0.625 par, 860,000,000 shares authorized, 0 and 392,712,245 shares issued, respectively	255	245
Paid-in capital	12,251	9,859
Retained earnings	22,032	20,161
Treasury stock, at cost, 0 and 1,071,475 shares, respectively	(1,027)	(30)
Accumulated other comprehensive (loss)	(115)	(131)
APACHE SHAREHOLDERS' EQUITY	33,396	31,331
Noncontrolling interest	1,997
TOTAL EQUITY	35,393	31,331
Total liabilities and shareholders' equity	$ 61,637	$ 60,737